Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 6. PROPERTY AND EQUIPMENT
A summary of property and equipment at December 31, 2021 and December 31, 2020 is as follows (
in thousands
):

	December 31, 2021	December 31, 2020
Leasehold improvements	$7,516	$2,726
Vehicles	3,711	2,823
Furniture and equipment	5,470	1,983
Software	2,950	—
Construction in progress	2,254	360

Total	21,902	7,892
Less: Accumulated depreciation	(5,909)	(3,096)

Total Property and equipment, net	$15,993	$4,796

Construction in progress at December 31, 2021 is made up of various leasehold improvements at the Company’s medical centers. The Company has a contractual commitment to complete the construction of its Homestead medical center with remaining estimated capital expenditures of $500,000 and an estimated opening in 2022.
Depreciation expense totaled $2.8 million for the twelve months ended December 31, 2021 and $858,000 for the twelve months ended December 31, 2020, respectively.